Performance Management - Schwab Fundamental Global Real Estate Index Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 21.13% Q3 2024
Worst Quarter: (31.13%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: -0.88%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net). Performance of the fund prior to the index change is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental Global Real Estate Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Net)(1)
MSCI ACWI Index (Net)(1) | Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
RAFI Fundamental High Liquidity Global Real Estate Index (Net)(1)(2) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Global Real Estate Index (Net)(1)(2)
RAFI Fundamental High Liquidity Global Real Estate Index (Net)(1)(2) | Average Annual Return, Percent	[1],[2]		10.69%
Fundamental Global Real Estate Spliced Index(1)(3) | Average Annual Return, Label [Optional Text]		Fundamental Global Real Estate Spliced Index(1)(3)
Fundamental Global Real Estate Spliced Index(1)(3) | Average Annual Return, Percent	[1],[3]		10.69%	1.70%	3.31%
Schwab Fundamental Global Real Estate Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental Global Real Estate Index Fund | Average Annual Return, Percent			11.27%	2.25%	3.76%
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions | Average Annual Return, Percent			10.00%	1.20%	2.49%
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.96%	1.44%	2.54%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net). Performance of the fund prior to the index change is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity Global Real Estate Index (Net) commenced operations on January 31, 2024.

[3]

The Fundamental Global Real Estate Spliced Index is an internally calculated index comprised of the Russell RAFI Global Select Real Estate Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Global Real Estate Index (Net) from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	(0.88%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.13%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes